TRADE AND OTHER PAYABLES (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
TRADE AND OTHER PAYABLES.
Trade payables	$ 2,336	$ 3,079
Accruals and other payables	7,153	6,012
Other taxation and social security	1,686	689
Total trade and other creditors	$ 11,175	$ 9,780	$ 20,566